Mergers, Acquisitions and Dispositions (CenterPoint Energy and CERC) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Feb. 01, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends declared per share										$ 0.86	$ 1.12	$ 1.3475
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Goodwill		$ 4,882				$ 757				$ 4,882	$ 757
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										24	0	$ 0
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Total revenues		$ 2,019	$ 1,658	$ 1,658	$ 2,229	1,666	$ 1,322	$ 1,369	$ 1,920	7,564	6,277	5,699
Net income										791	368	1,792
Business Acquisition, Pro Forma Information [Abstract]
Capital Expenditures Incurred but Not yet Paid										236	201	144
Goodwill impairment charge recorded from annual impairment test										48	0	0
Non-utility cost of revenues, including natural gas										257	40	33
Non-utility cost of revenues [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										4	0	0
Depreciation and amortization expense [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										5	0	0
Vectren [Member]
Total purchase price consideration	$ 6,000									$ 5,982
Cash paid per share of Vectren common stock at closing of the Merger		$ 72.00								$ 72.00
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents		$ 16								$ 16
Other current assets		577								577
Property, plant and equipment, net		5,147								5,147
Identifiable intangibles		297								297
Regulatory assets		338								338
Other assets		141								141
Total assets acquired		6,516								6,516
Current liabilities		648								648
Regulatory liabilities		938								938
Other liabilities		886								886
Long-term debt		2,401								2,401
Total liabilities assumed		4,873								4,873
Net assets acquired		1,643								1,643
Goodwill		4,339								4,339
Total purchase price consideration	$ 6,000									5,982
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Estimated Fair Value										297
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Total revenues										2,729
Net income										190
Business Acquisition, Pro Forma Information [Abstract]
Operating Revenue										12,547	13,282
Net Income (1)										812	458
Vectren [Member] | Operation And Maintenance Expense [Member]
Severance expense related to the Merger					61					102
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Integration costs										83
Vectren [Member] | Depreciation and amortization expense [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										$ 5
Vectren [Member] | Operation and maintenance agreements [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Weighted Average Useful Lives										24 years
Estimated Fair Value										$ 12
Vectren [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Weighted Average Useful Lives										18 years
Estimated Fair Value										$ 200
Vectren [Member] | Construction backlog [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Weighted Average Useful Lives										1 year
Estimated Fair Value										$ 27
Vectren [Member] | Trade Names [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Weighted Average Useful Lives										10 years
Estimated Fair Value										$ 58
Vectren [Member] | Operation and maintenance agreements and construction backlog [Member] | Non-utility cost of revenues [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										24
Vectren [Member] | Customer relationships and trade names [Member] | Depreciation and amortization expense [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortization expense of intangible assets										$ 16
Vectren [Member] | Stub period [Member]
Dividends declared per share										$ 0.41145
Vectren acquisition [Member]
Cash payments towards outstanding share-based awards		78								$ 78
Share-based award liability recorded		41								41
Incremental share-based awards expense recorded										37
Utility pipeline construction company [Member]
Total purchase price consideration										25
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Identifiable intangibles		8								8
Goodwill		6								6
Total purchase price consideration										25
CenterPoint Energy Resources Corp.
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Goodwill		757				757				757	757
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Total revenues		$ 860	$ 420	$ 526	$ 1,212	$ 933	$ 422	$ 511	$ 1,165	3,018	3,031	2,688
Net income										212	208	745
Business Acquisition, Pro Forma Information [Abstract]
Capital Expenditures Incurred but Not yet Paid										86	80	56
Goodwill impairment charge recorded from annual impairment test										48	0	0
Non-utility cost of revenues, including natural gas										39	40	33
Vectren [Member] | Pro Forma [Member] | Vectren acquisition [Member]
Business Acquisition, Pro Forma Information [Abstract]
Transaction costs associated with the Merger										37	37
Gas Transportation and Processing [Member]
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Total revenues										33	32	29
Gas Transportation and Processing [Member] | CenterPoint Energy Resources Corp.
Business Combination, Separately recognized Transactions, Additional Disclosures [Abstract]
Total revenues										$ 33	$ 32	$ 29